Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 – COMMITMENTS AND CONTINGENCIES

LEASES

The Company leases a production facility in California. Under the terms of the lease, the Company owes a minimum annual rent of $125,202, payable in monthly installments of $10,433, unless earlier terminated in accordance with the lease. The lease is renewable for three 5-year terms after the expiration of the initial 10-year term. The annual rental rate is subject to increase on each annual anniversary of the commencement of the immediately preceding rental year by 3% of the rent paid during the immediately preceding year. This lease expires in January 2018.

On September 9, 2013, the Company entered into a lease for its new corporate headquarters for a period of five years beginning October 1, 2013. Under the terms of the lease, the Company owes an initial annual rent of $138,952, payable in monthly installments of $11,579, unless earlier terminated in accordance with the lease. The annual rental rate, beginning after the first year, is subject to an increase, on a cumulative basis, at a rate of 2.5% per annum compounded annually. Rent is recorded on a straight-line basis. Deferred rent as of December 31, 2013 was not material.

The following table sets forth the Company’s aggregate future minimum payments under its operating lease commitments as of December 31, 2013 (in thousands):

Years ending December 31,
2014	$280
2015	275
2016	283
2017	291
2018	127

$1,256

Rent expense for the year ended December 31, 2013 was approximately $149,000. The Company did not have any rent expense for the years ended December 31, 2012 or 2011.

*	As of December 31, 2013, the Company had a $4.5 million outstanding Capital Commitment to the venture capital fund. The Company did not have Capital Commitment as of December 31, 2012.

EMPLOYMENT AGREEMENTS

On July 8, 2013, the Company and Philip Hartstein, president of the Company, entered into an employment agreement (the “Hartstein Employment Agreement”), pursuant to which Mr. Hartstein serves as the Company’s President. The Hartstein Employment Agreement provides for a base salary and a discretionary bonus at the end of every four month period of his employment term, based on Mr. Hartstein’s performance and the overall progress of the Company. The Hartstein Employment Agreement was effective as of July 1, 2013. Either the Company or Mr. Hartstein may terminate the Hartstein Employment Agreement at any time upon 90 days prior written notice. The Hartstein Employment Agreement superseded a consulting agreement between Finjan, Inc., a wholly-owned subsidiary of the Company, and Mr. Hartstein that provided for substantially the same compensation as described above. The consulting agreement between Finjan, Inc. and Mr. Hartstein ceased to be effective upon the entry into the Hartstein Employment Agreement.

On July 8, 2013, the Company and Shimon Steinmetz, Chief Financial Officer of the Company, entered into an employment agreement (the “Steinmetz Employment Agreement”), pursuant to which Mr. Steinmetz serves as the Company’s chief financial officer. The Steinmetz Employment Agreement provides for a base salary and a discretionary bonus at the end of each calendar year during his employment term, based on Mr. Steinmetz’s performance and the overall progress of the Company. The Steinmetz Employment Agreement was effective as of July 1, 2013. Either the Company or Mr. Steinmetz may terminate the Steinmetz Employment Agreement at any time upon 90 days prior written notice. The Steinmetz Employment Agreement superseded a consulting agreement between Finjan, Inc., a wholly-owned subsidiary of the Company, and Mr. Steinmetz that provided for substantially the same compensation as described above. The consulting agreement between Finjan, Inc. and Mr. Steinmetz ceased to be effective upon the entry into the Steinmetz Employment Agreement.

LITIGATION, CLAIMS AND ASSESSMENTS

Finjan currently has 4 pending litigations with accusations of patent infringement with FireEye, Inc., Blue Coat Systems, Inc., Websense, Inc., and Proofpoint, Inc. et. al., each case assigned to different Judges.

Finjan filed a patent infringement lawsuit against FireEye, Inc. in the United States District Court for the Northern District of California on July 8, 2013, asserting that FireEye, Inc. is infringing U.S. Patent Nos. 6,804,780, 8,079,086, 7,975,305, 8,225,408, 7,058,822, 7,647,633 and 6,154,844 patents. There can be no assurance that the Company will be successful in settling or litigating these claims.

Finjan filed a patent infringement lawsuit against Blue Coat System, Inc., in the United States District Court for the Northern District of California on August 28, 2013, asserting that Blue Coat Systems, Inc. is infringing U.S. Patent Nos. 6,154,844, 6,804,780, 6,965,968, 7,058,822, 7,418,731, 7,647,633. Finjan filed a patent infringement lawsuit against Websense, Inc. in the United States District Court for the Northern District of California on September 23, 2013, asserting that Websense, Inc. is infringing U.S. Patent Nos. 7,058,822, 7,647,633, 8,141,154, and 8,225,408. There can be no assurance that the Company will be successful in settling or litigating these claims.

Finjan filed a patent infringement lawsuit against Proofpoint, Inc. et.al. in the United States District Court for the Northern District of California on December 16, 2013, asserting that Proofpoint, Inc. et.al. is infringing U.S. Patent Nos. 6,154,844, 7,058,822, 7,613,918, 7,647,633, 7,975,305, 8,079,086, 8,141,154, 8,225,408. Finjan is seeking monetary damages for past and future use of accused infringing products, injunctive relief, and or other remedies deemed appropriate through the Court. There can be no assurance that the Company will be successful in settling or litigating these claims.

Finjan has also appealed a District Court Decision in a prior patent case with defendants Sophos, Inc., Websense, Inc., and Symantec Corp. where there was a finding of no liability for U.S. Patent Nos. 6,092,194 and 6,480,962. The Appeal Brief was filed on December 10, 2013 at the Court of Appeals for the Federal Circuit and the case is pending. There is no assurance that the appeal will be granted. [NOTE: HAVE THESE NAMES BEEN DISCLOSED PREVIOUSLY?]

The Company is not currently aware of threatened litigations, inbound cases filed against the Company, or counterclaims.